March 9, 2023

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement Part B Supplement - Effective March 10, 2023

Capital Group Central Corporate Bond Fund
File No. 811-23633

Dear Sir or Madam:

This filing is being made to supplement the registration statement for the fund referenced above to reflect updates as follows:

•	The Registration Statement Part B was amended to reflect changes to the “Description of certain securities, investment techniques and risks,” “Fund policies,” “Execution of portfolio transactions,” “Price of shares” and “Taxes and distributions” sections.

STEVEN I. KOSZALKA

Secretary